AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 82.9%
Alabama – 4.8%
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	$1,000	$1,058,323
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	3,000	3,121,693
Series 2025-E 5.00%, 12/01/2055	2,000	2,083,763
Series 2026 5.00%, 11/01/2036	1,000	1,032,950
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	1,035	1,092,902
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	2,500	2,626,833
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-D 4.288% (SOFR + 1.85%), 06/01/2049(b)	1,000	1,013,829
Series 2024-B 5.00%, 10/01/2055	3,795	3,947,942
Series 2025-G 5.00%, 10/01/2035	1,500	1,552,677
Series 2026-E 5.00%, 07/01/2033	1,000	1,039,966
Series 2026-H 3.788% (SOFR + 1.35%), 12/01/2031(b)	10,000	9,992,834
Black Belt Energy Gas District (Pacific Life Insurance) Series 2026-F 5.00%, 12/01/2035	1,000	1,040,880
Black Belt Energy Gas District (Prerefunded – US Treasuries) Series 2021-B 4.00%, 10/01/2052	1,200	1,209,456
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053	2,210	2,341,920
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.00%, 10/01/2033	2,230	2,435,380
5.00%, 10/01/2034	1,005	1,094,025
Energy Southeast A Cooperative District (Morgan Stanley) Series 2026 3.938% (SOFR + 1.50%), 04/01/2034(b)	1,000	1,001,321
Energy Southeast A Cooperative District (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033(c)	1,500	1,567,680
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,038,952

	Principal Amount (000)	U.S. $ Value

Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	$6,000	$6,242,403
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2029	1,140	1,174,080
5.00%, 11/01/2035	1,000	1,017,304
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,027,791
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	2,005	2,122,680
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,111,502
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,059,115
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	1,500	1,563,490
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	3,110	3,244,388
Series 2025-C 5.00%, 05/01/2055	1,620	1,702,623
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.00%, 07/01/2027	1,500	1,518,763
5.25%, 01/01/2054	2,500	2,591,166

		65,668,631

Arizona – 1.6%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2026 5.00%, 11/01/2031	1,000	1,072,297
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,000	3,028,689
5.00%, 09/01/2052	5,000	5,048,847
Series 2024 4.00%, 06/01/2049	5,000	5,024,086
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	700	695,882
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,100	1,100,200

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(c)	$1,000	$1,096,673
Series 2026-A 5.00%, 01/01/2034	2,500	2,744,553
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2016-A 5.00%, 01/01/2030	2,000	2,015,264

		21,826,491

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 7.00%, 07/01/2048(a)	115	127,235
7.375%, 07/01/2056(a)	1,000	1,033,778

		1,161,013

California – 9.7%
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	1,000	847,084
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.69% (MUNIPSA + 0.41%), 04/01/2056(b)	3,000	2,982,754
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	1,000	1,071,894
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,196,736
Series 2024C 5.00%, 08/01/2055	2,000	2,073,911
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	2,000	2,032,419
California Community Choice Financing Authority (Bank of Montreal) Series 2026 5.00%, 10/01/2034	1,500	1,584,313
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,950	2,052,738
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,000	1,060,525
Series 2026 5.00%, 02/01/2031	1,000	1,050,535
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,980	3,126,091
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	1,000	1,006,596

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 07/01/2053	$3,030	$3,136,475
Series 2024 5.00%, 05/01/2054	3,500	3,665,350
Series 2026-A 3.888% (SOFR + 1.45%), 04/01/2056(b)	2,000	1,987,291
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	1,000	1,067,616
Series 2025G 5.00%, 12/01/2035	1,000	1,070,030
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	3,300	3,387,672
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	1,750	1,840,568
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,061,635
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	3,500	3,766,038
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2025 4.78% (MUNIPSA + 2.50%), 11/15/2051(b)	5,000	5,006,338
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	4,000	3,999,318
12.00%, 01/01/2065(a)	1,100	698,500
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 06/30/2029	1,000	1,028,973
5.00%, 12/31/2033	1,500	1,533,983
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,285	1,291,252
California Pollution Control Financing Authority (Waste Management, Inc.) Series 2024 4.25%, 11/01/2038	1,000	1,023,511
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	1,425	1,441,972
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 3.75%, 10/01/2035	1,735	1,607,486
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	1,000	1,020,931

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017-A 5.00%, 05/15/2030	$3,385	$3,432,404
Series 2018 5.00%, 05/15/2027	1,730	1,756,701
Series 2023 5.00%, 05/15/2028	1,610	1,663,145
Series 2026-B 5.00%, 05/15/2031(c)	3,000	3,225,463
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2031	1,800	1,932,777
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	3,460	3,129,796
Los Angeles County Sanitation Districts Financing Authority (Prerefunded - US Treasuries) Series 2016-A 5.00%, 10/01/2030	1,140	1,142,893
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2018-A 5.00%, 07/01/2032	1,680	1,716,269
Series 2018-D 5.00%, 07/01/2032	1,955	2,012,593
Series 2022-B 5.00%, 07/01/2028	1,100	1,146,732
Series 2025-A 5.00%, 07/01/2028	4,520	4,650,298
Series 2026-A 5.00%, 07/01/2032	1,000	1,092,394
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2027	2,035	2,077,590
Series 2021-B 5.00%, 07/01/2032	2,060	2,204,730
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2018-B 5.00%, 07/01/2028	1,150	1,201,806
5.00%, 07/01/2032	1,000	1,029,459
Series 2026-A 5.00%, 07/01/2032	2,415	2,638,132
5.00%, 07/01/2033	4,000	4,406,268
Montebello Public Financing Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 06/01/2030	1,000	1,000,666
Newport Mesa Unified School District (Newport Mesa Unified School District) NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,707,954
Port of Oakland (Port of Oakland) Series 2017 5.00%, 11/01/2029	1,500	1,530,093
Series 2021 5.00%, 05/01/2029	1,895	1,985,669
5.00%, 11/01/2029	1,575	1,660,883

	Principal Amount (000)	U.S. $ Value

San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2017-B 5.00%, 07/01/2029	$1,725	$1,753,796
Series 2021-B 5.00%, 07/01/2030	1,000	1,064,504
Series 2023 5.00%, 07/01/2029	1,610	1,698,464
San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2027	1,530	1,552,034
Series 2019-H 5.00%, 05/01/2027	1,500	1,521,602
Series 2024 5.00%, 05/01/2029	2,500	2,627,017
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,000	3,235,629
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	4,250	4,412,470
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	1,000	1,043,429
State of California (State of California) Series 2015-C 5.00%, 09/01/2030	50	50,113
Series 2016 5.00%, 09/01/2034	1,500	1,501,963
Washington Township Health Care District (Washington Township Health Care District) Series 2020-A 5.00%, 07/01/2031	650	676,774

		133,203,045

Colorado – 2.5%
Adams & Weld Counties School District No. 27J Brighton/CO (Adams & Weld Counties School District No. 27J Brighton/CO) Series 2016-A 2.50%, 12/01/2027	1,500	1,492,029
City & County of Broomfield CO Sales & Use Tax Revenue (City & County of Broomfield CO Sales & Use Tax Revenue) Series 2017 5.00%, 12/01/2034	2,000	2,048,158
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.50%, 11/15/2035	3,250	3,581,778
Series 2022-D 5.25%, 11/15/2026	1,020	1,025,192
5.75%, 11/15/2035	1,250	1,394,820
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	3,000	3,118,745
5.00%, 12/01/2030	1,370	1,457,134
5.00%, 12/01/2031	2,020	2,090,982

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(a)	$1,000	$993,134
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2024-A 5.00%, 12/01/2034	1,550	1,675,641
Series 2025 5.00%, 09/01/2032	10,410	11,198,724
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	3,000	3,010,690
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027	1,000	1,029,100

		34,116,127

Connecticut – 0.6%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-A 5.00%, 08/01/2032	1,000	1,091,931
Series 2026-B 5.25%, 02/01/2029	670	706,597
City of New Haven CT (City of New Haven CT) AG Series 2016-A 5.00%, 08/15/2027	1,875	1,878,448
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	2,000	2,055,270
State of Connecticut Special Tax Revenue (Prerefunded - US Treasuries) Series 2016-A 5.00%, 09/01/2032	2,340	2,340,000

		8,072,246

District of Columbia – 1.2%
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2028	1,275	1,311,901
5.00%, 02/28/2030	1,380	1,434,645
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2017 5.00%, 10/01/2026	465	465,795
Series 2018-A 5.00%, 10/01/2034	1,075	1,106,854
Series 2019-A 5.00%, 10/01/2027	1,025	1,048,247
Series 2020-A 5.00%, 10/01/2029	1,435	1,507,965
5.00%, 10/01/2032	2,000	2,116,331
Series 2022-A 5.00%, 10/01/2030	3,000	3,185,714
Series 2025-A 5.00%, 10/01/2031	4,500	4,820,973

		16,998,425

	Principal Amount (000)	U.S. $ Value

Florida – 5.6%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	$1,500	$1,501,777
City of Jacksonville FL (Genesis Health Obligated Group) Series 2017 5.00%, 11/01/2026	600	601,683
City of Port St. Lucie FL Utility System Revenue (City of Port St. Lucie FL Utility System Revenue) Series 2016 4.00%, 09/01/2032	3,560	3,561,170
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2025 5.00%, 08/15/2065	1,250	1,321,414
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 4.25%, 01/01/2030(a)	900	900,088
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,110,004
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 5.00%, 09/01/2032	1,500	1,555,954
County of Charlotte FL (County of Charlotte FL) Series 2015 5.00%, 10/01/2027	1,080	1,081,814
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2026-A 5.00%, 10/01/2056	1,670	1,769,378
County of Miami-Dade FL (County of Miami-Dade FL) Series 2016 5.00%, 07/01/2032	1,040	1,041,695
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2029	2,445	2,570,055
5.00%, 10/01/2030	1,540	1,634,125
5.00%, 10/01/2033	2,500	2,702,867
5.00%, 10/01/2034	1,000	1,077,684
5.00%, 10/01/2035	3,000	3,215,703
Series 2026-A 5.00%, 10/01/2030	1,500	1,591,680
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2030	1,145	1,214,893
5.00%, 10/01/2034	1,000	1,063,725
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2035(a)	1,600	1,752,725
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	3,950	3,943,541

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.45%, 07/01/2037(a)	$1,500	$1,499,330
Series 2026 4.35%, 04/01/2037	1,000	991,919
Florida Housing Finance Corp. (Claude Pepper LLC) Series 2026 3.10%, 12/01/2044	1,055	1,047,684
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2027	4,000	4,000,000
5.00%, 09/01/2028	1,060	1,060,000
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,002,971
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2025 5.00%, 10/01/2026	1,100	1,102,002
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2027	2,500	2,556,969
Series 2022-A 5.00%, 10/01/2029	1,040	1,095,381
Series 2024 5.00%, 10/01/2027	1,000	1,022,787
5.00%, 10/01/2033	3,250	3,526,380
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	2,000	2,109,703
Greenbriar Community Development District (Greenbriar Community Development District Assessment Area Two) Series 2026 4.50%, 05/01/2036	1,160	1,138,358
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.00%, 10/01/2033	2,295	2,490,167
Jacksonville Housing Finance Authority (Campbell Cove Ltd.) Series 2026 3.10%, 10/01/2043(c)	1,000	1,000,408
JEA Electric System Revenue (JEA Electric System Revenue) Series 2017-B 5.00%, 10/01/2028	1,500	1,536,837
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	1,000	1,001,337
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2016-A 5.00%, 07/01/2028	1,625	1,627,639
5.00%, 07/01/2033	1,000	1,001,299

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	$1,000	$1,024,767
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) AG Series 2025 5.00%, 10/01/2030	2,000	2,134,118
North Sumter County Utility Dependent District (North Sumter County Utility Dependent District) Series 2020 5.00%, 10/01/2026	900	901,446
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2030	2,015	2,129,483
Palmetto Ridge Community Development District (Palmetto Ridge Community Development District Assessment Area Two) Series 2026 4.10%, 05/01/2031	685	679,246
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 4.50%, 05/01/2036	200	191,625
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2026-A 5.00%, 02/01/2032	1,500	1,628,556
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 3.75%, 05/01/2029(a)	525	526,723
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 4.25%, 05/01/2031	200	196,015

		76,435,125

Georgia – 3.6%
Albany-Dougherty County Hospital Authority (Phoebe Putney Memorial Hospital) Series 2022 5.00%, 09/01/2027	1,530	1,562,450
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.00%, 07/01/2030	2,000	2,126,779
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2032	1,250	1,350,312
Series 2023-G 5.00%, 07/01/2027	1,000	1,017,581
Series 2025-B 5.00%, 07/01/2031	2,100	2,252,967
Series 2026-B 5.00%, 07/01/2028	2,000	2,070,330
County of DeKalb GA Water & Sewerage Revenue (County of DeKalb GA Water & Sewerage Revenue) Series 2025-A 5.00%, 10/01/2026	1,500	1,503,087

	Principal Amount (000)	U.S. $ Value

Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2028	$1,125	$1,126,944
Development Authority of Burke County (The) (Georgia Power Co.) Series 2024 3.30%, 12/01/2049	1,500	1,505,829
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 5.00%, 06/01/2035(a)	1,160	1,181,204
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2033	1,100	1,184,997
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	6,000	5,992,099
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	1,000	1,010,194
Series 2022-B 5.00%, 12/01/2052	4,000	4,135,265
Series 2023-A 5.00%, 06/01/2053	2,000	2,073,679
Series 2024-C 5.00%, 12/01/2054	3,500	3,652,527
Series 2024-E 5.00%, 05/01/2055	2,000	2,086,758
Main Street Natural Gas, Inc. (Prerefunded-US Treasuries) Series 2019-C 4.00%, 03/01/2050	1,000	1,000,000
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.145% (SOFR + 1.70%), 12/01/2053(b)	1,000	1,027,417
Series 2024-B 5.00%, 12/01/2054	2,360	2,504,973
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,500	1,575,590
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2016-A 5.00%, 01/01/2028	1,840	1,859,438
Series 2019-A 5.00%, 01/01/2033	1,200	1,247,644
Series 2020 5.00%, 01/01/2029	500	524,544
Series 2024 5.00%, 01/01/2030	1,000	1,063,579
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	2,000	2,220,615

		48,856,802

	Principal Amount (000)	U.S. $ Value

Guam – 0.9%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-B 5.00%, 10/01/2029	$1,010	$1,061,229
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-B 5.00%, 07/01/2027	1,000	1,015,011
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	2,000	2,004,742
5.00%, 12/01/2031	3,000	3,004,292
5.00%, 12/01/2035	1,250	1,251,576
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	715	739,014
Series 2025-G 5.00%, 01/01/2028	1,625	1,662,919
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,250	1,325,428

		12,064,211

Hawaii – 0.6%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2019 5.00%, 07/01/2033	1,295	1,361,254
State of Hawaii (State of Hawaii) Series 2016-F 4.00%, 10/01/2030	1,625	1,626,045
5.00%, 10/01/2028	1,855	1,858,764
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2018-A 5.00%, 07/01/2029	1,000	1,035,879
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,280	2,247,888

		8,129,830

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018 5.00%, 03/01/2027	1,000	1,011,346

Illinois – 5.7%
Chicago Board of Education (Chicago Board of Education) Series 2017-C 5.00%, 12/01/2030	1,000	1,005,869
AG Series 2018-A 5.00%, 12/01/2027	1,500	1,533,453
AG Series 2018-C 5.00%, 12/01/2031	1,000	1,032,417
Series 2019-A 5.00%, 12/01/2030	1,575	1,598,165

	Principal Amount (000)	U.S. $ Value
Series 2021-B 5.00%, 12/01/2036	$2,500	$2,474,358
Series 2025-B 5.50%, 12/01/2033	4,000	4,222,613
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2030	3,325	3,496,438
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2027	2,750	2,768,285
5.00%, 01/01/2028	3,000	3,078,717
5.00%, 01/01/2034	1,015	1,095,261
Series 2025-A 5.00%, 01/01/2036	1,000	1,073,154
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	1,750	1,776,046
5.00%, 06/01/2028	1,750	1,811,585
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2029	1,780	1,885,104
City of Chicago IL Wastewater Transmission Revenue (City of Chicago IL Wastewater Transmission Revenue) Series 2017-B 5.00%, 01/01/2027	2,500	2,517,703
City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) AMBAC Series 2001 5.75%, 11/01/2030	635	666,284
City of Springfield IL Electric Revenue (City of Springfield IL Electric Revenue) BAM Series 2024 5.00%, 03/01/2027	2,000	2,021,964
City of Waukegan IL (City of Waukegan IL) AG Series 2018-B 5.00%, 12/30/2026	1,125	1,132,703
County of Cook IL (County of Cook IL) Series 2021-A 5.00%, 11/15/2033	970	1,032,181
Series 2026-A 5.00%, 11/15/2030(c)	3,000	3,226,716
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2050(a)	1,500	1,466,051
Series 2025 4.80%, 12/01/2043(a)	1,000	1,017,636
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 3.65%, 05/01/2031	2,230	2,219,749
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027	1,000	1,009,238

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2023 5.00%, 12/15/2027	$1,000	$1,025,522
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2016-A 5.00%, 12/01/2030	2,620	2,633,693
Series 2016-B 5.00%, 12/01/2031	850	854,249
Northern Illinois University (Northern Illinois University) BAM Series 2020-B 5.00%, 04/01/2031	725	757,790
Public Building Commission of Chicago (Public Building Commission of Chicago) AMBAC Series 2006 5.25%, 03/01/2028	2,970	3,062,421
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2018-C 5.50%, 01/01/2031	2,000	2,107,739
Sangamon County School District No. 186 Springfield (Prerefunded - US Treasuries) AG Series 2020-B 5.00%, 02/01/2032	735	788,655
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2026	2,000	2,007,273
5.00%, 11/01/2027	2,500	2,563,042
Series 2018-A 5.00%, 10/01/2029	2,000	2,078,228
Series 2019-A 5.00%, 11/01/2029	695	734,914
Series 2020 5.50%, 05/01/2030	2,040	2,135,291
Series 2024 5.00%, 02/01/2031	2,000	2,139,124
Series 2024-B 5.00%, 05/01/2028	1,210	1,251,943
5.00%, 10/01/2035	1,170	1,253,293
Series 2025-B 5.25%, 09/01/2027	1,500	1,536,260
Series 2025-C 5.25%, 09/01/2033	1,370	1,508,922
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2021-A 4.00%, 06/15/2028	605	617,561
Series 2024-A 5.00%, 06/15/2030	1,790	1,908,018
Series 2025 5.00%, 06/15/2028	1,680	1,742,189

		77,867,817

Indiana – 0.5%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)	740	757,528

	Principal Amount (000)	U.S. $ Value

City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	$690	$689,667
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025 5.00%, 10/01/2064	1,000	1,049,124
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	455	443,532
Series 2022-A 4.25%, 11/01/2030	2,040	2,085,494
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(b) (d)	2,000	1,999,823

		7,025,168

Iowa – 0.1%
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	1,000	1,045,619

Kansas – 0.5%
City of Olathe KS (City of Olathe KS) Series 2026-A 5.00%, 10/01/2027	4,550	4,657,385
Seward County Unified School District No. 480 Liberal (Seward County Unified School District No. 480 Liberal) Series 2017-B 5.00%, 09/01/2026	1,500	1,500,000
University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.00%, 03/01/2028	900	929,416

		7,086,801

Kentucky – 1.4%
Kentucky Municipal Power Agency (Kentucky Municipal Power Agency) Series 2026-B 5.00%, 09/01/2030	2,625	2,800,453
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,000	1,044,027
Series 2025-C 5.00%, 05/01/2036	2,000	2,072,851
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	3,000	3,097,342
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,090,826
Series 2025-A 5.25%, 06/01/2055	1,000	1,050,660

	Principal Amount (000)	U.S. $ Value

Kentucky State Property & Building Commission (Prerefunded-Others) Series 2016-B 5.00%, 11/01/2027	$1,500	$1,505,713
Kentucky Turnpike Authority (Kentucky Transportation Cabinet State Lease) Series 2026 5.00%, 07/01/2027	1,000	1,019,569
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2026 5.00%, 10/01/2029	5,000	5,279,514

		19,960,955

Louisiana – 0.9%
City of New Orleans LA (City of New Orleans LA) Series 2021-A 5.00%, 12/01/2028	1,285	1,330,810
Series 2022 5.00%, 12/01/2027	1,000	1,021,770
5.00%, 12/01/2031	2,000	2,120,676
Series 2024-A 5.00%, 12/01/2028	1,000	1,035,650
Series 2026-A 5.00%, 12/01/2028	250	259,243
5.00%, 12/01/2029	250	261,558
City of Shreveport LA (City of Shreveport LA) BAM Series 2016 5.00%, 03/01/2027	1,400	1,402,049
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	677,194
New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.00%, 01/01/2029	1,000	1,040,116
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	1,500	1,623,046
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	2,000	2,004,880

		12,776,992

Maryland – 1.4%
County of Prince George’s MD (County of Prince George’s MD) Series 2018-A 5.00%, 07/15/2033	1,500	1,552,275
Series 2020-A 5.00%, 07/15/2028	1,035	1,080,170
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	3,000	3,002,362
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2026 5.00%, 01/01/2029(c)	5,000	5,162,079

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group) Series 2027-A 5.00%, 07/01/2028(c)	$800	$815,893
5.00%, 07/01/2030(c)	1,000	1,042,059
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2029	2,000	2,112,255
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2028	1,245	1,302,023
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2030	1,000	1,062,072
5.00%, 08/01/2033	1,150	1,222,372
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2027	950	967,587

		19,321,147

Massachusetts – 2.9%
City of Quincy MA (City of Quincy MA) Series 2026 5.00%, 08/13/2027	15,500	15,824,176
City of Revere MA (City of Revere MA) Series 2026 4.00%, 07/29/2027	10,000	10,132,943
Commonwealth of Massachusetts (Commonwealth of Massachusetts) AMBAC Series 2004-A 5.50%, 08/01/2030	1,000	1,084,777
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2031	870	912,478
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 5.50%, 07/15/2035(a)	1,000	1,012,710
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024 4.75%, 12/01/2029(a)	1,000	1,000,236
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.25%, 10/01/2035	1,000	1,090,929
7.375%, 10/01/2035	1,000	1,005,718
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2030	1,295	1,296,039
Massachusetts Port Authority (Massachusetts Port Authority) Series 2017-A 5.00%, 07/01/2027	1,120	1,139,123
Series 2019-A 5.00%, 07/01/2027	2,255	2,293,502

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2028	$2,515	$2,605,674

		39,398,305

Michigan – 0.9%
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	955	968,508
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2018-A 5.00%, 07/01/2028	1,000	1,039,654
Ingham Intermediate School District (Ingham Intermediate School District) AG Series 2026 5.00%, 11/01/2034	3,330	3,688,176
5.00%, 11/01/2035	2,960	3,277,283
Michigan State Building Authority (Prerefunded - US Treasuries) Series 2016-I 5.00%, 10/15/2032	1,765	1,770,123
Michigan State Hospital Finance Authority (Prerefunded - Others) Series 2019 5.00%, 11/01/2026	2,000	2,007,448

		12,751,192

Minnesota – 0.4%
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 4.45%, 11/01/2035	1,300	1,288,013
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	1,000	1,026,665
State of Minnesota (State of Minnesota) Series 2024 5.00%, 08/01/2027	1,500	1,534,066
University of Minnesota (University of Minnesota) Series 2017-A 5.00%, 09/01/2032	1,020	1,039,521

		4,888,265

Mississippi – 0.2%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2016 5.00%, 07/01/2030	2,450	2,450,604
Mississippi Business Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.375%, 02/01/2048(a)	1,000	1,000,781

		3,451,385

Missouri – 0.6%
County of St. Louis MO (County of St. Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	768,168
Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group) Series 2022-A 5.00%, 06/01/2027	3,535	3,585,001

	Principal Amount (000)	U.S. $ Value

Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	$2,500	$2,540,653
Missouri State Board of Public Buildings (State of Missouri Lease) Series 2020-B 5.00%, 10/01/2026	1,515	1,518,351

		8,412,173

Montana – 0.1%
Montana Facility Finance Authority (St. John’s Lutheran Ministries Obligated Group) Series 2026 4.10%, 11/15/2031	1,000	1,001,996

Nebraska – 0.1%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,036,728
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,000	1,054,578

		2,091,306

Nevada – 0.4%
Clark County School District (Clark County School District) Series 2026-A 5.00%, 06/15/2034	2,000	2,211,581
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2026-A 5.00%, 07/01/2029(c)	1,000	1,048,509
5.00%, 07/01/2030(c)	1,000	1,060,013
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	425	269,875
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2033	1,000	1,041,521

		5,631,499

New Hampshire – 1.8%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(b)	2,486	2,354,425
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	300	298,257
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	2,553	2,520,299
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	2,484	2,474,711

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	$600	$599,823
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	950	940,748
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	720	719,800
New Hampshire Business Finance Authority (LGI Homes-Texas LLC) Series 2026 Zero Coupon, 12/15/2041	2,000	741,552
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2026 Zero Coupon, 12/15/2034(a)	1,000	579,759
6.125%, 12/15/2033(a)	1,000	998,554
6.50%, 12/01/2034(a)	1,000	1,000,389
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	1,138	1,139,778
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	1,996	1,959,956
Series 2026-2, Class A2 4.40%, 04/20/2043	998	960,263
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2032	1,500	1,604,908
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,377	1,359,410
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,085	1,079,532
New Hampshire Business Finance Authority (THE WOODLANDS HILLS UTILITY DISTRICTS 128A AND 129) Series 2026 5.875%, 12/15/2036(a)	1,750	1,751,087
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)	1,080	1,068,850
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2025 5.00%, 08/01/2032	1,000	1,083,537

		25,235,638

New Jersey – 4.0%
Atlantic County Improvement Authority (The) (Island Campus Redevelopment Urban Renewal Associates) AG Series 2016 5.00%, 09/01/2028	2,400	2,404,438

	Principal Amount (000)	U.S. $ Value

City of Newark NJ (City of Newark NJ) AG Series 2020-A 5.00%, 10/01/2027	$1,290	$1,321,735
Garden State Preservation Trust (Garden State Preservation Trust) AG Series 2005-A 5.75%, 11/01/2028	1,950	2,023,764
New Brunswick Parking Authority (New Brunswick Parking Authority) BAM Series 2016-A 5.00%, 09/01/2030	2,000	2,003,358
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	2,750	2,888,522
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	3,500	3,525,429
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	1,500	1,511,509
New Jersey Economic Development Authority (State of New Jersey Lease) NATL Series 2005-N 5.50%, 09/01/2027	2,000	2,056,390
5.50%, 09/01/2029	5,910	6,362,877
Series 2015-X 5.25%, 06/15/2027	1,395	1,396,865
Series 2016-A 5.50%, 06/15/2028	1,500	1,511,417
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,280	1,292,418
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	1,400	1,402,537
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2036	1,935	1,924,660
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	3,655	3,675,266
5.00%, 06/15/2028	2,115	2,126,701
Series 2018-A 5.00%, 06/15/2028	1,050	1,055,809
5.00%, 06/15/2029	1,000	1,004,797
5.00%, 06/15/2030	5,370	5,395,648
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AMBAC Series 2006-C Zero Coupon, 12/15/2026	1,275	1,264,064
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2030	255	268,704

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2010-A Zero Coupon, 12/15/2027	$1,500	$1,442,943
Series 2019 5.00%, 12/15/2027	1,040	1,070,933
Newark Board of Education (Newark Board of Education) BAM Series 2021 5.00%, 07/15/2029	1,210	1,278,531
South Jersey Transportation Authority (South Jersey Transportation Authority) AG Series 2019-A 5.00%, 11/01/2030	1,675	1,775,902
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2029	3,375	3,479,581

		55,464,798

New York – 6.6%
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.00%, 06/01/2036(a)	1,000	1,026,994
City of New York NY (City of New York NY) Series 2017 5.00%, 08/01/2028	2,000	2,040,349
Series 2025 5.00%, 08/01/2028	3,350	3,492,044
Series 2026 5.00%, 08/01/2030	1,000	1,075,476
5.00%, 08/01/2032	3,500	3,832,401
Series 2026-A 5.00%, 08/01/2028	1,400	1,459,362
Series 2026-G 5.00%, 02/01/2028	2,200	2,271,469
5.00%, 02/01/2032	13,020	14,192,567
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2031	1,510	1,515,883
Series 2017 5.00%, 11/15/2028	2,010	2,112,080
Series 2017-C 5.00%, 11/15/2029	1,880	1,944,657
Series 2025 5.00%, 11/15/2032	1,505	1,657,389
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2034	705	729,813
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2019 5.00%, 11/01/2034	895	937,509
Series 2024 5.00%, 11/01/2026	865	868,538
Series 2025-H 5.00%, 11/01/2027	390	401,218
Series 2026 5.00%, 11/01/2040	1,175	1,247,049

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2028	$1,000	$1,028,396
5.00%, 08/01/2033	1,500	1,524,297
Series 2020 5.00%, 09/01/2027	1,400	1,419,168
5.00%, 09/01/2029	1,750	1,819,989
5.00%, 09/01/2030	1,000	1,042,470
Series 2024 5.00%, 11/01/2026	900	902,525
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018 5.00%, 10/01/2031	1,775	1,778,783
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2033	1,000	923,772
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2029	750	782,555
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	2,935	2,953,453
5.00%, 01/01/2030	6,750	6,895,698
Series 2020 4.00%, 10/01/2030	2,100	2,126,516
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2026	1,550	1,557,264
5.00%, 12/01/2031	1,000	1,053,779
Series 2022 5.00%, 12/01/2030	2,065	2,188,863
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2029	1,530	1,571,924
5.00%, 09/15/2030	2,500	2,564,622
5.00%, 09/15/2031	2,575	2,636,777
Series 2019 5.00%, 09/01/2034	2,500	2,589,042
Series 2021-2 3.00%, 10/01/2028	3,950	3,950,182
5.00%, 07/15/2027	2,480	2,521,945
Series 2024-2 5.00%, 09/01/2032	1,235	1,338,556
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,500	1,529,442
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2033	1,205	1,221,694
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2028	1,270	1,317,008

		90,043,518

	Principal Amount (000)	U.S. $ Value

North Carolina – 1.6%
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	$3,000	$3,015,681
County of New Hanover NC (County of New Hanover NC) Series 2018 5.00%, 09/01/2026	1,010	1,010,000
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	11,000	11,001,126
North Carolina Department of Transportation (I-77 Mobility Partners) Series 2015 5.00%, 12/31/2037	1,405	1,405,649
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	1,000	981,894
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2025 5.00%, 10/01/2035	560	597,776
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 3.40%, 10/01/2029	2,000	2,003,200
North Carolina Municipal Power Agency No. 1 (North Carolina Municipal Power Agency No. 1) Series 2026 5.00%, 01/01/2030	2,500	2,664,434

		22,679,760

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2029	1,300	1,313,765

Ohio – 2.4%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2028	1,425	1,477,254
City of Akron OH Income Tax Revenue (City of Akron OH Income Tax Revenue) Series 2022 4.00%, 12/01/2026	1,120	1,123,360
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2034	3,160	3,411,979
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028	1,115	1,121,054
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2023 5.00%, 12/01/2053(a)	4,000	4,058,548

	Principal Amount (000)	U.S. $ Value

Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	$1,000	$1,046,133
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	500	479,742
Series 2024 3.70%, 07/01/2028	4,000	4,022,820
3.70%, 10/01/2028	1,500	1,508,547
3.75%, 01/01/2029	1,500	1,510,057
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.00%, 09/01/2030	4,175	4,187,544
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2026 3.875%, 01/01/2036	2,400	2,338,369
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2033	1,085	1,131,838
Ohio Higher Educational Facility Commission (Xavier University) Series 2020 5.00%, 05/01/2027	1,000	1,010,289
Series 2024 5.00%, 05/01/2033	1,215	1,282,366
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	700	724,622
State of Ohio (State of Ohio) Series 2017-B 5.00%, 09/15/2026	1,050	1,050,966
State of Ohio (University Hospitals Health System Obligated Group) Series 2025 5.00%, 01/15/2030	1,000	1,054,862

		32,540,350

Oklahoma - 0.4%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2029	2,020	2,137,192
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,024,542
Oklahoma Municipal Power Authority (Oklahoma Municipal Power Authority) AG Series 2025-A 5.00%, 01/01/2033	740	812,307
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,000	1,110,936

		5,084,977

	Principal Amount (000)	U.S. $ Value

Oregon – 0.3%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	$1,000	$1,020,877
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2030	1,015	1,077,082
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,005,941
5.00%, 07/01/2031	1,100	1,105,868

		4,209,768

Other – 0.2%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.16% (MUNIPSA + 0.88%), 10/01/2027(a)(b)	2,400	2,391,329

Pennsylvania – 2.3%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.98% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	994,886
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2020-C 5.00%, 07/01/2030	1,220	1,292,364
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2022 5.00%, 10/01/2026	1,025	1,027,206
Series 2023 5.00%, 09/01/2027	1,500	1,535,836
Series 2025-A 5.00%, 08/15/2027	2,000	2,045,739
Series 2026 5.00%, 04/01/2027	5,000	5,070,331
County of Allegheny PA (Prerefunded - US Treasuries) Series 2016-C 5.00%, 11/01/2029	2,000	2,007,618
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,980	1,990,518
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2030	1,000	1,030,914
5.00%, 09/01/2031	1,500	1,543,347
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,143,331
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2026 5.45%, 03/01/2056(a)	1,000	1,039,122

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2027	$4,000	$4,005,236
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2026-B 5.00%, 06/15/2031	2,000	2,139,958
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2027 5.00%, 08/15/2028(c)	2,750	2,813,170
Scranton School District/PA (Scranton School District/PA) BAM Series 2017-E 5.00%, 12/01/2029	1,000	1,025,691

		31,705,267

Puerto Rico – 2.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2027	3,919	3,982,567
5.625%, 07/01/2029	675	709,053
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	825	872,985
Series 2021-B 5.00%, 07/01/2028(a)	8,715	8,994,066
5.00%, 07/01/2029(a)	1,500	1,568,984
Series 2021-C 3.75%, 07/01/2027(a)	2,000	1,977,059
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2010-A 5.25%, 07/01/2027(e) (f)	1,565	1,158,100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	10,850	9,880,467

		29,143,281

South Carolina – 1.1%
Orangeburg County School District (Orangeburg County School District) Series 2026-A 5.00%, 04/01/2028	1,085	1,124,507
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,130	2,260,894
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2026 3.95%, 04/01/2033	1,000	1,001,434
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	1,000	1,001,485
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2027	1,160	1,161,525
5.00%, 12/01/2034	1,015	1,015,823

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2036	$1,010	$1,010,683
Series 2025-B 5.00%, 12/01/2031	1,775	1,937,799
Series 2026-D 5.00%, 12/01/2029(c)	5,000	5,324,321

		15,838,471

Tennessee – 1.3%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2027	1,000	1,018,512
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2034	1,355	1,416,238
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	2,000	2,039,766
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,036,072
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2030	1,005	1,064,983
Series 2022-B 5.00%, 07/01/2031	1,625	1,737,379
Series 2026-B 5.00%, 07/01/2029	1,575	1,650,603
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,500	1,571,965
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,046,215
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,500	2,620,498
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,081,761

		18,283,992

Texas – 5.9%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-E 5.00%, 01/01/2031	1,420	1,507,709
City of Dallas TX Waterworks & Sewer System Revenue (City of Dallas TX Waterworks & Sewer System Revenue) Series 2023-A 5.00%, 10/01/2026	1,325	1,327,427
City of Fort Worth TX (City of Fort Worth TX) Series 2025 5.00%, 03/01/2027	2,000	2,023,710

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2018-C 5.00%, 07/01/2029	$2,000	$2,067,049
AG Series 2023 5.00%, 07/01/2031	1,420	1,523,435
Series 2025-A 5.00%, 07/01/2028	1,600	1,653,946
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,000	1,020,448
Series 2020 5.00%, 07/15/2027	1,500	1,516,603
Series 2024-B 5.25%, 07/15/2033	2,500	2,633,179
5.25%, 07/15/2034	1,500	1,580,671
Series 2025 5.25%, 07/15/2030	1,410	1,467,876
Series 2026 5.50%, 07/15/2036	1,000	1,063,869
City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2019-A 5.00%, 07/01/2029	550	575,641
Series 2026 5.00%, 07/01/2029	1,900	1,990,677
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2026-A 3.00%, 02/01/2055	1,850	1,830,982
Series 2026-B 3.50%, 02/01/2056	1,500	1,502,088
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2031	5,000	5,369,769
5.00%, 11/01/2033	2,000	2,173,189
5.00%, 11/01/2050	2,000	2,093,540
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056	1,000	1,058,783
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	1,525	1,617,619
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2024 5.00%, 07/01/2054	3,600	3,778,532
Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043	2,500	2,491,459
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,000	2,035,465
Harris County-Houston Sports Authority (Prerefunded - US Treasuries) NATL Series 2002 Zero Coupon, 11/15/2040	3,055	1,463,341

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	$1,000	$1,000,586
Legacy Denton Public Facility Corp. (2100 Spencer Road TX Owner) Series 2025 2.70%, 10/01/2043	4,000	3,958,874
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue (Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue) Series 2016-A 5.00%, 11/01/2029	1,000	1,003,930
Midland County Fresh Water Supply District No. 1 (Prerefunded - US Treasuries) Series 2012-A Zero Coupon, 09/15/2037	1,250	739,739
Mission Economic Development Corp. (Graphic Packaging Intl) Series 2026 5.00%, 12/01/2064	2,000	2,054,461
Mission Economic Development Corp. (Natgasoline LLC) Series 2026 4.75%, 08/01/2046	1,400	1,408,036
Mission Economic Development Corp. (Prerefunded - US Treasuries) Series 2018 4.625%, 10/01/2031(a)	1,855	1,857,544
Port Arthur Housing Authority (Foothill Willow Lakes LLC) Series 2026-A 3.90%, 04/01/2036	1,100	1,083,623
Port Freeport TX (Port Freeport TX) Series 2019-A 5.00%, 06/01/2031	1,085	1,120,315
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	1,800	1,661,985
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064	2,000	2,114,472
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.50% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(b)	815	816,746
Series 2012-C 3.281% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	1,005	1,006,709
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2032	2,000	2,097,991
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	4,000	4,179,660
Series 2023-B 5.50%, 01/01/2054	1,500	1,599,065
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	1,000	1,037,044

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	$1,000	$1,038,863
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,051,665
Texas State University System (Texas State University System) Series 2026-C 5.00%, 03/15/2028(c)	1,000	1,028,018
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2026	1,000	1,002,878
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027	1,000	1,011,133

		81,240,344

Utah – 0.7%
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 5.375%, 12/01/2036(a)	2,200	2,201,888
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,000	976,981
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2027	1,095	1,116,273
Utah Board of Higher Education (University of Utah/The) NATL Series 1998 5.50%, 04/01/2029	1,110	1,154,397
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2017-A 5.00%, 10/15/2029	765	771,398
Series 2022 5.00%, 10/15/2032	1,135	1,192,210
Series 2024 5.00%, 10/15/2026	440	440,785
Utah Transit Authority (Utah Transit Authority Sales Tax) NATL Series 2007-A 5.00%, 06/15/2031	1,000	1,074,933
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1) 5.75%, 12/01/2044	994	1,018,476

		9,947,341

Virginia – 0.6%
Louisa Industrial Development Authority (Virginia Electric & Power) Series 2023 3.65%, 11/01/2035	2,000	2,015,215
Series 2025 3.125%, 11/01/2035	2,000	1,983,225

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(a)	$800	$725,113
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2032	1,170	1,237,915
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2026 3.10%, 12/01/2030	2,000	2,000,035

		7,961,503

Washington – 1.4%
King County School District No. 414 Lake Washington (King County School District No. 414 Lake Washington) Series 2017 5.00%, 12/01/2026	1,060	1,066,474
Port of Seattle WA (Port of Seattle WA) Series 2017-C 5.00%, 05/01/2028	1,260	1,274,819
Series 2018-A 5.00%, 05/01/2030	2,185	2,212,747
5.00%, 05/01/2036	1,035	1,044,513
Series 2018-B 5.00%, 05/01/2027	1,000	1,013,204
Series 2022 5.00%, 08/01/2030	1,000	1,059,054
5.00%, 08/01/2033	1,000	1,068,485
Series 2025-B 5.00%, 10/01/2028	2,000	2,076,906
5.00%, 10/01/2031	1,000	1,069,884
Series 2026 5.00%, 10/01/2027	1,500	1,531,759
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,000	1,021,874
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2026 2.85%, 07/01/2030	1,000	997,219
3.00%, 07/01/2031	1,000	995,609
Washington State Housing Finance Commission (Josephine Caring Community Obligated Group) Series 2025 4.20%, 07/01/2030(a)	1,000	995,871
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2034(a)	1,225	1,248,624

		18,677,042

West Virginia – 0.6%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	2,595	2,538,426
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	3,000	3,002,322

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Provident Group - Marshall Properties) AG Series 2023 5.00%, 07/01/2030	$2,665	$2,833,933

		8,374,681

Wisconsin – 2.1%
Central Brown County Water Authority (Central Brown County Water Authority) Series 2024 5.00%, 11/01/2027	1,135	1,164,445
City of Milwaukee WI (City of Milwaukee WI) Series 2018-N 5.00%, 04/01/2027	2,360	2,389,592
Series 2020-N 5.00%, 04/01/2027	1,000	1,012,539
AG Series 2023 5.00%, 04/01/2031	1,025	1,104,199
AG Series 2023-N 5.00%, 04/01/2028	1,690	1,749,643
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2025 5.00%, 10/01/2032	1,640	1,790,546
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2028	1,000	1,039,128
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	2,000	937,054
Wisconsin Public Finance Authority (C/HP Cove, Inc.) Series 2026 4.00%, 05/01/2036	2,000	1,923,948
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	2,000	1,021,034
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	2,000	1,986,150
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.588% (SOFR + 1.15%), 12/01/2068(a)(b)	2,000	1,997,535
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	1,540	1,573,249
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2023-A 5.00%, 10/01/2027	1,305	1,333,894
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	100	79,680

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 5.00%, 06/01/2029	$975	$1,024,638
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	1,478	1,472,728
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	1,000	999,049
5.00%, 02/01/2033	1,460	1,434,556
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(a)	751	750,783
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	1,435	1,414,923

		28,199,313

Total Long-Term Municipal Bonds (cost $1,141,083,615)		1,138,589,050

Short-Term Municipal Notes – 15.8%
Alabama – 0.1%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2026	1,000	1,000,000

Arizona – 1.4%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 3.05%, 01/01/2046(g)	19,070	19,070,000

California – 1.0%
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027	7,000	7,147,025
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2026 5.00%, 05/15/2027(c)	1,000	1,015,374
City of Oakland CA (City of Oakland CA) Series 2026 5.00%, 06/30/2027	4,040	4,124,384
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.73%, 10/01/2047(a) (g)	1,000	1,000,000

		13,286,783

Colorado – 0.5%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.05%, 02/01/2038(g)	350	350,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 2.90%, 07/01/2041(g)	1,400	1,400,000

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 3.05%, 01/01/2039(g)	$775	$775,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 3.05%, 12/01/2052(g)	1,345	1,345,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2026 5.00%, 06/30/2027	3,000	3,057,163

		6,927,163

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	2,500	2,515,906

District of Columbia – 0.1%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 3.05%, 08/15/2038(g)	1,210	1,210,000

Florida - 1.0%
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	1,650	1,653,297
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.03%, 11/15/2042(g)	1,825	1,825,000
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2026 4.00%, 01/07/2027	10,000	10,049,092

		13,527,389

Georgia – 0.4%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	3,500	3,513,399
County of Fulton GA (County of Fulton GA) Series 2026 5.00%, 12/30/2026	1,540	1,552,138

		5,065,537

Hawaii – 0.2%
State of Hawaii Department of Budget & Finance (Queen’s Health Systems Obligated Group) Series 2025 2.95%, 07/01/2060(g)	3,505	3,505,000

Idaho – 1.6%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.95%, 03/01/2048(g)	14,745	14,745,000

	Principal Amount (000)	U.S. $ Value

State of Idaho (State of Idaho) Series 2026 4.00%, 06/30/2027	$7,000	$7,076,172

		21,821,172

Illinois – 0.8%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.00%, 11/15/2037(g)	10,405	10,405,000

Iowa – 0.3%
Des Moines Independent Community School District (Des Moines Independent Community School District) AG Series 2026 5.00%, 06/01/2027	3,000	3,049,993
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 2.95%, 02/15/2041(g)	800	800,000

		3,849,993

Kansas – 0.1%
University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.00%, 03/01/2027	850	859,432

Massachusetts – 0.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	5,705	5,714,815

Michigan – 0.1%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.05%, 06/01/2034(g)	1,200	1,200,000

Missouri – 0.4%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 2.90%, 10/01/2035(g)	2,130	2,130,000
3.00%, 10/01/2035(g)	3,015	3,015,000
Missouri Development Finance Board (Nelson Gallery Foundation/The) Series 2016 2.90%, 12/01/2037(g)	1,100	1,100,000

		6,245,000

New Jersey –1.8%
City of Hoboken NJ (City of Hoboken NJ) Series 2026-A 4.00%, 03/08/2027	4,091	4,118,204
City of Jersey City NJ (City of Jersey City NJ) Series 2025-C 4.00%, 10/20/2026	4,073	4,079,680
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	2,500	2,515,856

	Principal Amount (000)	U.S. $ Value

County of Mercer NJ (County of Mercer NJ) Series 2026-A 4.00%, 03/29/2027	$5,841	$5,888,031
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	2,500	2,517,790
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	2,000	2,012,165
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	3,500	3,523,383

		24,655,109

New York – 2.0%
City of New York NY (City of New York NY) Series 2008-L 2.90%, 04/01/2038(g)	1,100	1,100,000
Series 2018-E 2.90%, 03/01/2048(g)	950	950,000
City of Rochester NY (City of Rochester NY) Series 2026-I 4.00%, 07/29/2027	5,000	5,058,114
Orchard Park Central School District (Orchard Park Central School District) Series 2026 4.00%, 04/30/2027	7,705	7,772,785
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 4.00%, 03/05/2027	1,500	1,510,592
4.00%, 08/20/2027	5,500	5,572,178
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 2.90%, 01/01/2031(g)	4,685	4,685,000
Series 2022-B 2.90%, 01/01/2033(g)	400	400,000
Series 2023-C 3.05%, 01/01/2032(g)	225	225,000

		27,273,669

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.90%, 01/15/2044(g)	1,570	1,570,000

Ohio – 0.6%
State of Ohio (University Hospitals Health System Obligated Group) Series 2025 3.00%, 01/15/2050(g)	7,700	7,700,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-B 2.75%, 08/01/2034(g)	1,750	1,750,000

	Principal Amount (000)	U.S. $ Value

Other – 0.1%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.73%, 03/01/2029(g)	$1,000	$1,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.73%, 03/01/2029(g)	1,000	1,000,000

		2,000,000

Pennsylvania – 1.9%
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2026-D 3.00%, 05/15/2053(g)	20,800	20,800,000
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2026-B 5.00%, 06/30/2027(c)	5,000	5,083,602

		25,883,602

Tennessee – 0.1%
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2026-D 5.00%, 01/01/2027	2,000	2,015,894

Texas – 0.1%
Tarrant Regional Water District Water Supply System Revenue (Tarrant Regional Water District Water Supply System Revenue) Series 2026 5.00%, 03/01/2027	1,500	1,518,082

Virginia – 0.0%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2024 2.90%, 07/01/2052(g)	400	400,000

Washington – 0.1%
Port of Seattle WA (Port of Seattle WA) Series 2026 5.00%, 04/01/2027	1,600	1,618,508

Wisconsin – 0.3%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 2.90%, 12/01/2033(g)	3,665	3,665,000

Total Short-Term Municipal Notes (cost $216,284,151)		216,253,054

Total Municipal Obligations (cost $1,357,367,766)		1,354,842,104

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 4.793% (CME Term SOFR + 1.15%), 03/25/2044(a)(b)	129	128,656
Series 2026-R01, Class 2M1 4.643% (CME Term SOFR + 1.00%), 01/25/2046(a)(b)	1,919	1,916,483
Series 2026-R04, Class 2A1 4.543% (CME Term SOFR + 0.90%), 07/25/2046(a)(b)	1,450	1,449,006

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 5.745% (CME Term SOFR + 2.10%), 03/25/2043(a) (b)	$374	$377,422
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.743% (CME Term SOFR + 1.10%), 10/25/2045(a) (b)	686	685,190
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2026-HQA1 Series 2026-HQA1, Class A1 4.643% (CME Term SOFR + 1.00%), 05/25/2046(a)(b)	1,775	1,771,113

Total Collateralized Mortgage Obligations (cost $6,332,923)		6,327,870

ASSET-BACKED SECURITIES – 0.4%
Autos - Fixed Rate – 0.3%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	1	522
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	102	102,686
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)	952	952,961
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d) (e) (f) (h) (i)	3,644	1,821,804
Veros Auto Receivables Trust Series 2026-2, Class A 4.65%, 03/12/2029(a)	1,346	1,345,951

		4,223,924

Other ABS - Fixed Rate – 0.1%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	4	3,805
SoFi Consumer Loan Program Series 2026-3, Class A 4.46%, 06/25/2035(a)	1,826	1,825,017

		1,828,822

Total Asset-Backed Securities (cost $7,874,192)		6,052,746

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Consumer Non-Cyclical – 0.2%
Altria Group, Inc. 3.40%, 05/06/2030	215	203,605
BAT Capital Corp. 4.906%, 04/02/2030	230	229,170
Philip Morris International, Inc. 5.625%, 11/17/2029	250	255,517
SSM Health Care Corp. Series 2026 4.755%, 06/01/2029	2,000	1,994,520

		2,682,812

Technology – 0.0%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	368,194

		3,051,006

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.0%
Banking – 0.0%
Citigroup, Inc. Series AA 7.625%, 11/15/2028(j)	$184	$191,548
Wells Fargo & Co. 7.625%, 09/15/2028(j)	27	28,106

		219,654

Total Corporates - Investment Grade (cost $3,255,391)		3,270,660

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Floating Rate CMBS – 0.1%
DBC Mortgage Trust Series 2025-DBC, Class B 5.239% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(a) (b)	1,624	1,626,728

Non-Agency Fixed Rate CMBS – 0.1%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(a)	1,500	1,471,689

Total Commercial Mortgage-Backed Securities (cost $3,123,684)		3,098,417

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e) (h) (i) (k) (cost $0)	6,608	9,912

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(l) (m) (n) (cost $34,187,778)	34,187,778	34,187,778

Total Investments – 102.5% (cost $1,412,141,734)(o)		1,407,789,487
Other assets less liabilities - (2.5)%		(34,807,895)

Net Assets – 100.0%		$1,372,981,592

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2026		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.01%	USD	3,655	$(325,669)	$(130,979)	$(194,690)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,830	10/15/2028	CPI#	2.565%	Maturity	$(15,590)	$—	$(15,590)
USD	4,499	10/15/2029	2.451%	CPI#	Maturity	59,971	—	59,971
USD	3,450	10/15/2029	2.485%	CPI#	Maturity	40,358	—	40,358
USD	2,901	10/15/2029	2.499%	CPI#	Maturity	31,970	—	31,970
USD	7,000	10/15/2030	2.615%	CPI#	Maturity	17,272	—	17,272
USD	1,920	10/15/2030	CPI#	2.531%	Maturity	(17,489)	—	(17,489)

						$116,492	$—	$116,492

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,336	10/15/2029	1 Day SOFR	3.814%	Annual	$(25,873)	$—	$(25,873)
USD	2,500	10/15/2030	1 Day SOFR	4.082%	Annual	(5,638)	—	(5,638)

						$(31,511)	$—	$(31,511)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $112,043,666 or 8.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.
(c)	When-Issued or delayed delivery security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of August 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	$2,000,000	$1,999,823	0.15%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	3,643,516	1,821,804	0.13%

(e)	Non-income producing security.
(f)	Defaulted.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC 12/31/2026	11/28/2025 - 12/16/2025	$-0-	$9,912	0.00%

(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.

(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,074,419 and gross unrealized depreciation of investments was $8,536,375, resulting in net unrealized depreciation of $4,461,956.

As of August 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$1,138,589,050	$-0-	$1,138,589,050
Short-Term Municipal Notes	-0-	216,253,054	-0-	216,253,054
Collateralized Mortgage Obligations	-0-	6,327,870	-0-	6,327,870
Asset-Backed Securities	-0-	4,230,942	1,821,804	6,052,746
Corporates - Investment Grade	-0-	3,270,660	-0-	3,270,660
Commercial Mortgage-Backed Securities	-0-	3,098,417	-0-	3,098,417
Warrants	-0-	-0-	9,912	9,912
Short-Term Investments	34,187,778	-0-	-0-	34,187,778

Total Investments in Securities	34,187,778	1,371,769,993	1,831,716	1,407,789,487
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	149,571	-0-	149,571
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(325,669)	-0-	(325,669)
Centrally Cleared Inflation (CPI) Swaps	-0-	(33,079)	-0-	(33,079)
Centrally Cleared Interest Rate Swaps	-0-	(31,511)	-0-	(31,511)

Total	$34,187,778	$1,371,529,305	$1,831,716	$1,407,548,799

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$30,907	$493,704	$490,423	$34,188	$701